UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest

Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,495,677
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	585	329,074
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	510	283,177
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	784,006
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,530	1,505,872
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	3,526,487

		7,924,293
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,570	1,475,565
5.00%, 6/01/46	2,250	1,551,037

		3,026,602
Arizona — 0.3%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	900	806,373
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	45	45,005

		851,378
California — 14.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,465,320
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,643,725
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,265	1,330,932
Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	$1,230	$1,144,958
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	1,025	930,372
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	2,560	2,247,245
California State Public Works Board, RB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	805,256
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,372,100
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport Series A:
Senior, 5.00%, 5/15/40	5,930	6,219,503
5.25%, 5/15/39	800	862,160
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	390,254
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	1,085	1,154,169
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/41	5,000	1,170,600
0.00%, 8/01/42	2,000	442,940
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	2,953,997
6.50%, 4/01/33	14,925	17,913,283
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,075	1,027,764

		46,074,578

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$1,060	$1,192,330
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,000	955,850
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	1,180	1,301,682
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (d)	3,300	3,419,229
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	883,207

		7,752,298
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,432,351
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	3,385	3,618,261
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	949,924

		6,000,536
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,180,440
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	3,988,863

		5,169,303
District of Columbia — 2.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	253,409
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.25%, 10/01/44	$1,500	$1,540,530
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	6,590	2,219,841
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (c)	4,830	1,508,795
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (c)	6,515	1,879,708

		7,402,283
Florida — 4.9%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,720,408
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,216,260
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	1,515	1,577,221
Series B, 5.00%, 7/01/42	1,255	1,289,663
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (e)(f)	2,350	1,222,611
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,015	3,339,143
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	915,211
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,155	733,390
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,480	2,321,379

		15,335,286
Georgia — 3.2%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	134,911

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	$2,000	$2,012,460
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,628,687
Municipal Electric Authority of Georgia, Refunding RB:
Series W, 6.60%, 1/01/18	3,120	3,453,715
Series X, 6.50%, 1/01/20	730	845,545

		10,075,318
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,473,942
Illinois — 19.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	6,682,288
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	4,535	4,534,819
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	820	850,594
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	810,928
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,081,164
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,780	3,801,017
Water Project (AGM), 5.25%, 11/01/33	1,325	1,373,283
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	864,377
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,673,850
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	285	277,086
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	$1,610	$1,733,052
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	2,315	2,382,019
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,080	3,080,585
Series B-2, 5.00%, 6/15/50	2,500	2,450,575
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	492,417
6.00%, 6/01/28	1,140	1,264,488
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,065	1,253,846
Series A (NPFGC), 6.70%, 11/01/21	5,920	6,950,790
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,056,975
State of Illinois, GO, Series A:
5.00%, 4/01/35	3,000	3,037,230
5.00%, 4/01/38	3,640	3,655,688
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	658,407
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,802,100
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,320	1,284,941

		60,052,519
Indiana — 5.1%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	375	363,934
4.00%, 2/01/38	1,810	1,711,047
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	819,996
7.00%, 1/01/44	1,905	1,990,668

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$3,280	$3,494,709
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	423,877
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,332,503
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	868,963
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	2,986,150
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	395	419,589
5.00%, 1/15/40	1,270	1,335,481

		15,746,917
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	948,480
5.50%, 12/01/22	2,340	2,255,807
5.25%, 12/01/25	460	426,976
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,595	1,676,680

		5,307,943
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,016,990
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crosing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	1,200	675,336

		1,692,326
Municipal Bonds	Par (000)	Value
Louisiana — 3.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$3,320	$3,605,985
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,605,580
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,042,460
5.25%, 5/15/31	870	873,323
5.25%, 5/15/32	1,110	1,111,754
5.25%, 5/15/33	1,205	1,204,181
5.25%, 5/15/35	505	502,717

		11,946,000
Maryland — 1.7%
County of Montgomery Maryland, GO, West Germantown Development District, Series A (Radian), 6.70%, 7/01/27	1,100	1,102,563
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,501,635
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	444,044
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,160	1,216,190
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	890	1,085,444

		5,349,876
Massachusetts — 3.4%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,020,245
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,830	2,847,829
S/F Housing, Series 130, 5.00%, 12/01/32	2,720	2,746,982

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	$2,035	$2,097,983
Massachusetts School Building Authority, RB, Series A:
Dedicated Sales Tax, Senior, 5.00%, 5/15/43	1,420	1,517,810
(AGM), 5.00%, 8/15/30	415	438,634

		10,669,483
Michigan — 7.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	1,565	1,429,330
Series A, 5.25%, 7/01/39	4,425	4,083,434
Series B (AGM), 7.50%, 7/01/33	910	969,887
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,428,010
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	4,992,015
McLaren Health Care, 5.75%, 5/15/38	8,560	9,410,436
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,700,888

		24,014,000
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,449,280
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,135,396

		4,584,676
Municipal Bonds	Par (000)	Value
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$255	$267,974
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	252,500

		520,474
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	1,445	1,446,936
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	825	843,835

		2,290,771
New Jersey — 4.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	1,881,688
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,319,184
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	715	750,450
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,985	2,060,867
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,635	1,738,626
Series B, 5.25%, 6/15/36	2,460	2,615,767
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	505	545,723
5.00%, 5/01/43	525	561,036
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,335	1,252,390

		13,725,731

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 13.8%
City of New York New York Industrial Development Agency, RB:
British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,920	$1,929,274
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	595	593,001
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,217,307
Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,590,847
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	11,043,821
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	10,735	11,416,780
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,220	1,304,802
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	1,964,561
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,263,174
6.00%, 12/01/42	1,250	1,353,050
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,065	1,147,506
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	850	847,399

		42,671,522
Municipal Bonds	Par (000)	Value
North Carolina — 1.8%
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$1,675	$1,495,088
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,490,398
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	2,000	2,004,900
Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	595	631,105

		5,621,491
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	665,240
Pennsylvania — 1.0%
City of Philadelphia Pennsylvania Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,268,150
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,941,446

		3,209,596
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,439,867
Tennessee — 0.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,380	1,410,498
Texas — 9.5%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (e)(f)	1,500	41,250

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	$2,140	$2,239,317
Sub-Lien, 5.00%, 1/01/33	355	333,004
Sub-Lien, 5.00%, 1/01/42	315	282,741
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	553,926
City of Houston Texas, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/01/21	4,820	4,820,048
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	784,776
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	455	459,764
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (d)	2,000	2,575,700
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	1,080	981,752
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	1,800	1,813,194
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,475	1,310,184
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 6.25%, 1/01/39	7,000	7,805,420
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,209,640
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (concluded):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$3,000	$3,274,470

		29,485,186
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	2,869,433
Virginia — 2.8%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	500	504,700
5.13%, 10/01/42	3,440	3,463,151
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT:
5.25%, 1/01/32	1,615	1,614,919
6.00%, 1/01/37	2,915	3,045,913

		8,628,683
Washington — 2.1%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,439,354
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,183,442

		6,622,796
Wisconsin — 3.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	7,982,885
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,597,617

		10,580,502
Total Municipal Bonds — 123.2%		382,191,347

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California — 6.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$3,271	$3,539,997
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	2,610	2,855,523
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,092,692
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,453,643
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,208,824

		20,150,679
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,362,329
Connecticut — 2.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,488,820
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	5,998,142
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,257,269
Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,435,507
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$2,266	$2,406,868
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	2,009	2,231,100
New York — 5.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Series DD, 5.00%, 6/15/37	6,299	6,623,981
Series FF-2, 5.50%, 6/15/40	1,575	1,695,760
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,610	1,739,608
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	6,440	6,945,926

		17,005,275
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,536,821
Ohio — 5.7%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,576,640
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,280,302

		17,856,942
South Carolina — 1.8%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	4,995	5,501,743
Texas — 4.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	3,150	2,642,825

8	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Texas (concluded)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$3,400	$3,605,836
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	2,131	2,172,538
Texas State University, Refunding RB, (AGM), 5.00%, 3/15/30	2,743	2,905,324
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,830	1,960,274

		13,286,797
Washington — 5.8%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,364,900
5.00%, 11/01/36	4,000	4,291,920
(AGM), 5.00%, 11/01/32	7,693	8,227,330

		17,884,150
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	2,499	2,590,420
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 40.6%		125,992,862
Total Long-Term Investments (Cost — $481,576,159) — 163.8%		508,184,209
Short-Term Securities	Par (000)	Value
Tennessee — 0.1%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur Healthcare, Series B (US Bank NA SBPA), 0.10%, 2/03/14 (i)	$300	$300,000

	Shares
Money Market Funds — 1.5%
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	4,629,351	4,629,351
Total Short-Term Securities (Cost — $4,929,351) — 1.6%		4,929,351
Total Investments (Cost — $486,505,510*) — 165.4%		513,113,560
Other Assets Less Liabilities — 1.8%		5,788,967
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.1%)		(68,649,656)
VMTP Shares, at Liquidation Value — (45.1%)		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$310,252,871

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$418,181,575

Gross unrealized appreciation	$33,873,783
Gross unrealized depreciation	(7,579,985)

Net unrealized appreciation	$26,293,798

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $13,378,781.

(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	5,335,715	(706,364)	4,629,351	$1,191

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
	ARB	Airport Revenue Bonds	Radian	Radian Guaranty, Inc.
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	EDA	Economic Development Authority	SBPA	Stand-by Bond Purchase Agreements
	EDC	Economic Development Corp.	S/F	Single-Family
	GARB	General Airport Revenue Bonds	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds

10	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(288)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$36,216,000	$(381,191)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$508,184,209	—	$508,184,209
Short-Term Securities	$4,629,351	300,000	—	4,929,351

Total	$4,629,351	$508,484,209	—	$513,113,560

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(381,191)	—	—	$(381,191)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$465,000	—	—	$465,000
Liabilities:
TOB trust certificate	—	$(68,638,187)	—	(68,638,187)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$465,000	$(208,638,187)	—	$(208,173,187)

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2014